Average Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Mid-Cap Stock Fund
Jun. 29, 2023
Fidelity Mid-Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.29%)
Past 5 years	9.50%
Past 10 years	11.97%
Fidelity Mid-Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.46%)
Past 5 years	7.11%
Past 10 years	9.65%
Fidelity Mid-Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.91%)
Past 5 years	7.16%
Past 10 years	9.33%
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%